NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

On March 31, 2025 and December 31, 2024, notes payable consisted of the following:

	March 31, 2025	December 31, 2024

Notes payable	$146,000	$146,000
Total notes payable	146,000	146,000
Less: current portion of notes payable	-	-
Notes payable – long-term	$146,000	$146,000

On December 31, 2024 and 2023, note payable consisted of the following:

	December 31,
	2024	2023

Notes payable	$146,000	$146,000
Less: current portion of notes payable	-	-
Notes payable – long-term	$146,000	$146,000

SCHEDULE OF MINIMUM FUTURE NOTE PAYABLE PRINCIPAL PAYMENTS

The following schedule provides minimum future note payable principal payments required during future periods:

Year ending December 31:	Amount
2025	$-
2026	2,535
2027	3,219
2028	3,342
2029	3,469
2030	3,602
Thereafter	129,833
Total note payable	$146,000

The following schedule provides minimum future note payable principal payments required during future periods:

Year ending December 31:	Amount
2025	$-
2026	2,535
2027	3,219
2028	3,342
2029	3,469
2030	3,602
Thereafter	129,833
Total note payable	$146,000